GOODWILL - Schedule of Goodwill By Geography (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 5,317	$ 3,783	$ 2,543
United States
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	400	388
Canada
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	432	192
Australia
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,026	950
Colombia
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	912	907
Brazil
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	905	123
Europe
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,257	894
Other
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 385	$ 329